MDA AGREEMENT - Schedule of Mda agreement Narrative (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 17, 2024	Oct. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total consideration		$ 40,000
Proceeds From Private Investment In Public Equity		$ 20,000
Promissory notes					$ 0	$ 20,000
Interest per annum of pre purchase agreement					12.00%
Promissory Notes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total consideration					$ 37,000
Consideration to be paid					17,000
Consideration remaining balance					20,000
Monthly instalments balance					2,850
MDA Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Company announced transaction value			$ 60,000
Total consideration			40,000
Proceeds From Private Investment In Public Equity			$ 20,000	$ 10,000
Share Purchase Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total consideration					40,000
Consideration to be paid					1,000
Consideration remaining balance					2,000
Pre Purchase Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consideration to be paid					10,000
Consideration remaining balance					5,000
Additional consideration payment value	$ 3,000				$ 15,000